Discontinued operations (Tables)	12 Months Ended
Jun. 30, 2024
Statements [Line Items]
Summary of Income Statement - Discontinued Operations
Income statement – Discontinued operations

2022
US$M
Profit/(loss) after taxation from operating activities	2,496

Net gain on Petroleum merger with Woodside (after tax)	8,159

Profit/(loss) after taxation	10,655

Attributable to non-controlling interests	–
Attributable to BHP shareholders	10,655

Basic earnings/(loss) per ordinary share (cents)	210.5
Diluted earnings/(loss) per ordinary share (cents)	210.1

Summary of Cash Flows from Discontinued Operations
Cash flows from Discontinued operations

2022
US$M
Net operating cash flows	2,889
Net investing cash flows 1	(904)
Net financing cash flows 2	(33)

Net increase/(decrease) in cash and cash equivalents from Discontinued operations	1,952

Net cash completion payment on merger of Petroleum with Woodside	(683)
Cash and cash equivalents disposed	(399)

Total cash impact	870

1
Includes purchases of property, plant and equipment and capitalised exploration related to drilling and development expenditure of US$1,144 million, proceeds from sale of subsidiaries, operations and joint operations, net of cash of US$91 million, proceeds from sale of assets of US$151 million and other investing outflows of US$2 million.

2	Represents net repayment of interest bearing liabilities of US$33 million.

Summary of Tabular Form Of Exceptional Items Relating to Discontinued Operations
The Exceptional item related to Discontinued operations included within the Group’s profits for the year ended 30 June 2022 is detailed below.

Year ended 30 June 2022	Gross	Tax	Net
	US$M	US$M	US$M
Exceptional items by category
Net gain on Petroleum merger with Woodside 1	8,167	(8)	8,159

Total	8,167	(8)	8,159

Attributable to non-controlling interests	–	–	–
Attributable to BHP shareholders	8,167	(8)	8,159

1
The tax expense associated with the exceptional item reflects the tax impact of transaction costs and other restructuring related activities undertaken pre-merger.
There were no further tax impacts arising on the net gain on merger of our Petroleum business with Woodside as generated tax losses were either offset with capital gains in other entities in the Group, or not recognised on the basis that it is not probable that future capital gains will be available against which the Group can utilise the tax losses.

Summary of Net Gain Loss on Merger
Details of the net gain on Petroleum merger with Woodside is presented below:

2022
US$M
Net assets disposed	10,172

Fair value of Woodside shares 1	19,566
Net cash completion payment on merger of Petroleum with Woodside 2	(683)
Foreign currency translation reserve transferred to the income statement	54
Other provisions and related indemnities recognised at completion	(353)
Transaction and other directly attributable costs	(245)
Income tax expense	(8)

Net gain on Petroleum merger with Woodside	8,159

1
Represents the consideration received being the fair value of 914,768,948 Woodside ordinary shares received using the closing ASX share price of A$29.76 on 31 May 2022 (US$21.39 equivalent based on an exchange rate of AUD/USD 0.7187).

2
Reflects the net cash flows generated by BHP Petroleum between 1 July 2021 and Completion Date adjusted for dividends Woodside would have paid on the newly issued Woodside ordinary shares, had the Merger completed on 1 July 2021.